Commitments and Contingencies (Tables)	3 Months Ended
Mar. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases
Future minimum payments under non-cancelable operating leases as of December 31, 2020 are as follows (in thousands):

2021	$3,840
2022	3,975
2023	4,080
2024	4,182
2025	4,577
Thereafter	52,653
Total operating lease obligations	$73,307
Future minimum payments under non-cancelable operating leases as of March 31, 2021 are as follows (in thousands):

(in thousands)
2021 (remainder of year)	$3,315
2022	4,386
2023	4,474
2024	4,568
2025	4,687
Thereafter	50,111
Total operating lease obligations	$71,541

Schedule of Future Minimum Lease Payments for Capital Leases	Future payments under capital leases at December 31, 2020, are as follows (in thousands):

2021	$5,165
2022	4,702
2023	3,479
2024	2,658
2025	2,344
Thereafter	51,869
Total capital lease obligations	70,217
Less: amounts representing interest	(45,933)
Present value of net minimum capital lease payments	24,284
Less: current portion	(3,506)
Capital lease obligations, net of current portion	$20,778
Future payments under capital leases at March 31, 2021, are as follows (in thousands):

(in thousands)
2021 (remainder of year)	$3,761
2022	4,794
2023	3,570
2024	2,749
2025	2,437
Thereafter	51,882
Total capital lease obligations	69,193
Less: amounts representing interest	(45,407)
Present value of net minimum capital lease payments	23,786
Less : current portion	(3,504)
Capital lease obligations, net of current portion	$20,282